Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of equity-accounted investees [line items]
Non-current assets	$ 5,713.0	$ 5,460.2
Current assets	1,730.4	1,069.9
Non-current liabilities	(2,728.1)	(2,284.8)
Current liabilities	(916.5)	(1,367.8)
Consideration paid for equity portion			$ 165.0
Gain on acquisition	0.0	0.0	51.8
Carrying amount of interest in joint venture	233.3	172.0
Revenue	3,892.1	2,967.1	2,577.8
Total equity-accounted investees	233.3	172.0
Total share of results of equity-accounted investees after taxation	(2.6)	3.1	(13.1)
Depreciation and amortisation	(661.3)	(610.0)	(668.4)
Other expenses	(11.5)	(67.6)	(44.8)
Royalties	(105.0)	(73.7)	(62.5)
Profit for the year before impairment	745.4	174.7	(344.8)
Profit on disposal	(0.2)	1.2	$ (51.6)
FSE [member]
Disclosure of equity-accounted investees [line items]
Share of accumulated losses brought forward	(93.6)	(92.2)
Carrying amount of interest in joint venture	$ 144.4	$ 82.1
Interest on joint venture	40.00%	40.00%	40.00%
Total share of results of equity-accounted investees after taxation	$ (1.6)	$ (1.4)	$ (12.9)
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Non-current assets	392.9	474.6
Initial investment at cost	86.9	86.9
Current assets	170.6	120.0
Non-current liabilities	(71.8)	(79.4)
Current liabilities	(109.7)	(62.2)
Net assets	382.0	453.0
Less: Shika redeemable preference shares	(196.4)	(271.4)
Net assets attributable to owners of the parent	185.6	181.6
Group's share of net assets	88.9	89.9
Cash consideration paid	165.0	165.0
Less: consideration allocated to the redeemable preference shares	(129.9)	(129.9)
Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	3.0	(1.1)
Share of profit after taxation before impairment	48.5	4.1
Impairment	(49.5)
Carrying amount of interest in joint venture	88.9	89.9
Revenue	418.1	341.0
Production costs	(222.5)	(199.2)
Asanko Gold - earnings	48.5	4.1	(1.1)
Asanko Gold - impairment	(49.5)
Depreciation and amortisation	(50.9)	(95.4)
Other expenses	(16.0)	(20.1)
Royalties	(20.9)	(17.2)
Profit for the year before impairment	107.8	9.1
Group share of profit before impairment	48.5	4.1
Group's share of total comprehensive income after impairment	(1.0)	4.1
Groups share of impairment	$ (49.5)
Marverix Metals Incorporated [member]
Disclosure of equity-accounted investees [line items]
Total share of results of equity-accounted investees after taxation		0.4	0.9
The sale of the shares raised		66.8
Profit on disposal		$ 14.6	$ 4.0	$ 48.0
Common shares	4,125	4,125		10,000
Percentage of ownership on diluted basis		3.68%